S000075026 [Member] Fees and Expenses - Smead International Value Fund	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts and waivers is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 35 of the Smead Funds’ Statutory Prospectus, under “Exhibit A – Sales Charge Waivers” beginning on page 64 of the Smead Funds’ Statutory Prospectus, and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 45 of the Smead Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	Class I2 shares have not commenced operations. These expenses are estimated based on the other expenses of the Class I1 shares for the fiscal year ended November 30, 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses (before fee waivers/expense reimbursements) may not correlate to the ratio of expenses to average net assets (before waivers and recoupment of expenses) as reported in the “Financial Highlights” section of this Prospectus because (i) the financial highlights reflect actual shareholder servicing fees incurred by the Fund for each share class and this fee table reflects the shareholder servicing fee currently authorized by the Fund for each share class, and (ii) the financial highlights do not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same and the Fund’s expense limitation agreement remains in force through March 31, 2027. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	30.00%